Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Related Party Transactions

14. Related Party Transactions

The Company licenses patents that are owned by Glytech, LLC (“Glytech”), pursuant to a license agreement (the “Glytech Agreement”). Glytech is owned by a co-founder and former Director of the Company, and therefore, a related party. The Glytech Agreement requires that the Company pay Glytech for ongoing scientific support and also reimburse Glytech for expenses of obtaining and maintaining patents that are licensed to NRx Pharmaceuticals. During the years ended December 31, 2021 and 2020, the Company paid Glytech $0.3 million and $0.3 million, respectively, for continuing technology support services and reimbursed expenses. These support services are ongoing.

The Fourth Amendment to the Glytech Agreement, effective as of December 31, 2020, includes an equity value-triggered transfer of Excluded Technology from Glytech to NRx Pharmaceuticals. The Excluded Technology is defined in the Glytech Agreement as any technology, and any know-how related thereto, covered in the licensed patents that do not recite either D-cycloserine or lurasidone individually or jointly. This definition would cover pharmaceutical formulations, including some that NRx Pharmaceuticals considers “pipeline” or “future product” opportunities, that contain a combination of pharmaceutical components different from those contained in NRX-100 and NRX-101. The Excluded Technology will transfer to the Company for no additional consideration if aggregate the value of NRx Pharmaceuticals equity held by Glytech exceeds $50.0 million on any date prior to August 6, 2022, based on the average daily value of the equity held by Glytech during a period of 20 consecutive days prior to such date. The Company believes the criteria have been met pending the registration of Glytech shares.

The former CEO of the Company, Dr. Jonathan Javitt, is a major shareholder in the Company. Therefore, his services while CEO are deemed to be a related party transaction. He served the company on a full-time basis and had an employment agreement with the Company and received compensation of $0.4 million and $0.5 million during the years ended December 31, 2021 and 2020, respectively. Dr. Javitt retired on March 8, 2022. Upon his retirement, his employment agreement terminated and Dr. Javitt accepted a new role as a consultant to the Company. See Note 15 – Subsequent Events.

Zachary Javitt, the former CEO’s son, provides services related to website, IT, and marketing support under the supervision of the Company’s Interim CEO, who is responsible for assuring that the services are provided on financial terms that are at market. The Company paid this family member a total of $0.1 million and $0.1 million during the years ended December 31, 2021 and 2020, respectively.

In addition, the Company pays PillTracker for digital health product development required to track the use of ZYESAMI in clinical trials. FDA guidance recommends such solutions and the FDA specifically directed the Company to implement a digital health tracking solution. Zachary Javitt and Jonathan Javitt are the chief executive officer and board chairman, respectively, of PillTracker. As PillTracker is a Related Person, all PillTracker agreements and transactions are submitted to the General Counsel of the Company and the Chair of the Audit Committee for approval in accordance with the terms of the Company’s Related Person Transactions Policy.

On July 26, 2021, the Company and PillTracker entered into a statement of work (“SOW”) under the Master Service Agreement dated April 1, 2020 (“MSA”). Under this SOW, PillTracker provides support for the inhaled ZYESAMI Phase II/III clinical trials by monitoring Sp02 and Heart Rate in patients in a sub-study of the AVICOVID-2 clinical trial in the U.S. to determine the physiological effects of ZYESAMI vs. a placebo. PillTracker’s responsibilities include set-up, patient monitoring, and the provision of tablets and other necessary hardware. The total cost under the SOW is $0.2 million. The work under this SOW has been suspended by mutual agreement pending the Company’s review of its inhaled trial.

On November 15, 2021, NRx Pharmaceuticals and Pill Tracker entered into a Supplemental Task Order (“STO”) amending SOW No. 1, under the MSA. The additional work under the STO focuses on study preparation and custom, software interface buildout of a connected medication adherence and patient-monitoring platform to support participants of the AVICOVID-2 clinical trial of inhaled ZYESAMI in the U.S., and future studies of ZYESAMI with compatible protocol designs. The expected cost of the STO is $0.4 million. The STO has been suspended by mutual agreement pending the Company’s review of its inhaled trial.

NRx paid PillTracker $1.0 million and $0.3 million, during the years ended December 31, 2021 and 2020, respectively.

Included in accounts payable were $0.1 million and $0.1 million due to the above related parties as of December 31, 2021 and 2020, respectively.